Segment Data - Schedule of reconciliation of Fee-based operating expenses by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Fee-based operating expenses	$ 5,935.5	$ 5,467.7	$ 5,105.1
Depreciation and amortization	290.0	270.6	260.6
Integration and other costs related to acquisitions	242.1	305.1	397.0
Pre-IPO stock-based compensation	63.4	27.1	23.2
Cassidy Turley deferred payment obligation	33.0	44.0	47.6
Other	10.0	17.2	3.0
Operating segments
Segment Reporting Information [Line Items]
Fee-based operating expenses	5,297.0	4,803.7	4,373.7
Operating segments | Americas
Segment Reporting Information [Line Items]
Fee-based operating expenses	3,592.4	3,251.7	2,992.4
Operating segments | EMEA
Segment Reporting Information [Line Items]
Fee-based operating expenses	784.6	688.5	605.9
Operating segments | APAC
Segment Reporting Information [Line Items]
Fee-based operating expenses	$ 920.0	$ 863.5	$ 775.4